SECURITIES AVAILABLE FOR SALE (Detail Textuals)	12 Months Ended
	Dec. 31, 2015 USD ($) Security	Dec. 31, 2014 USD ($) Security
Schedule of Available-for-sale Securities [Line Items]
Number of securities in an unrealized loss position | Security	67	72
Percentage of aggregate valuation adjustment of securities in an unrealized loss position	1.02%
Number of securities in an unrealized loss position for more than twelve months | Security	20
Percentage of unrealized loss position	1.68%
Carrying amount of securities pledged to secure deposits | $	$ 66,882,000	$ 66,600,000
Maximum percentage of holdings of securities of any one issuer, other than the U.S. Government and its agencies	10.00%
Proceeds from sale of securities | $	$ 1,630,421	5,259,541
Gross realized gains | $	30,860	131,586
Gross realized losses | $	20,039	21,874
Tax related to net realized gains and losses | $	$ 4,220	$ 40,593
U.S. government agency obligations
Schedule of Available-for-sale Securities [Line Items]
Number of securities in an unrealized loss position | Security	15
State and municipal securities
Schedule of Available-for-sale Securities [Line Items]
Number of securities in an unrealized loss position | Security	27
Mortgage-backed: residential
Schedule of Available-for-sale Securities [Line Items]
Number of securities in an unrealized loss position | Security	25